Stockholders’ Equity (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended					4 Months Ended	5 Months Ended	6 Months Ended			7 Months Ended			8 Months Ended			9 Months Ended	12 Months Ended
	Jan. 30, 2023	Feb. 28, 2023	Jun. 30, 2023	Mar. 16, 2023	Jun. 30, 2022	Apr. 14, 2022	Apr. 12, 2022	May 01, 2023	May 30, 2023	Jun. 30, 2023	Jun. 15, 2023	Jun. 30, 2022	Dec. 31, 2023	Jul. 27, 2023	Jul. 25, 2023	Sep. 07, 2023	Sep. 01, 2023	Aug. 25, 2023	Sep. 30, 2022	Dec. 31, 2023	Jan. 01, 2023	Dec. 31, 2022	Apr. 15, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues										0
Proceeds from Issuance of Preferred Stock and Preference Stock										$ 0		$ 192
Common Stock, Dividends, Per Share, Declared										$ 0.30
Common Stock, Dividends, Per Share, Cash Paid										$ 0.30		$ 0.10
Dividends, Common Stock, Cash										$ 8,856
Deemed dividend on preferred shares			$ 3,256		$ (0)					3,256		$ (0)
Preferred Stock, Redemption Amount			$ 87,927							$ 87,927												$ 0
Series D Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues												165
Preferred Stock, Dividends, Per Share, Cash Paid										$ 0.243056
Dividends Payable, Date to be Paid										Jul. 07, 2023
Redemption date										May 30, 2023
Stock Redeemed or Called During Period, Shares										3,517,061
Liquidation preference			$ 25.00							$ 25.00
Deemed dividend on preferred shares										$ 3,256
Preferred Stock, Shares Outstanding			3,517,061							3,517,061												3,517,061
Series E Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues												2,239
Preferred Stock, Dividends, Per Share, Cash Paid		$ 0.57812							$ 0.57812									$ 0.57812
Dividends, Preferred Stock, Cash										$ 5,486
Preferred Stock, Shares Outstanding			4,745,947							4,745,947												4,745,947
Series F Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues												5,888
Preferred Stock, Dividends, Per Share, Cash Paid														$ 0.59375
Preferred Stock, Shares Outstanding			6,747,147							6,747,147												6,747,147
Series D, E and F Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from Issuance of Preferred Stock and Preference Stock												$ 33,621
9.50% Series F Preferred Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Dividends, Per Share, Cash Paid	$ 0.59375							$ 0.59375
Dividends, Preferred Stock, Cash										$ 8,012
8.75% Series D Preferred Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Dividends, Per Share, Cash Paid		$ 0.54687							$ 0.54687
Dividends, Preferred Stock, Cash										$ 3,848
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Dividends, Per Share, Cash Paid																$ 0.40
Common Stock, Dividends, Per Share, Declared				$ 0.60
Common Stock, Dividends, Per Share, Cash Paid						$ 0.10					$ 0.30									$ 0.30
Dividends, Common Stock, Cash											$ 8,856		$ 8,850
Dividends Payable, Date to be Paid						Jul. 20, 2022
Preferred Stock, Convertible, Shares Issuable																			306,190
Series G Convertible Preferred Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Redeemed or Called During Period, Shares																			459,286
Preferred Stock, Shares Outstanding			0		459,286					0		459,286										0
Series B Cumulative Redeemable Perpetual Preferred Shares [Member] | Shyris Shipping Company S.A. [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Dividends, Per Share, Cash Paid										$ 0.001
Dividends, Preferred Stock, Cash										$ 756		$ 865
Stock Redeemed or Called During Period, Shares							75,000			100,000					500,000		1,438,841
Preferred Stock, Redemption Terms										at a rate of 7.50% per annum, payable in arrears on the 1st day of March and September of each year
Preferred Stock, Redemption Amount			$ 1,000							$ 1,000					$ 5,000		$ 14,388						$ 750
Shyris Shipping Preferred Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Liquidation Preference Per Share			$ 10.00							$ 10.00
Preferred Stock, Redemption Amount																					$ 22,889
Shyris Shipping Preferred Shares [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Conversion Basis										112.5
Shyris Shipping Preferred Shares [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Conversion Basis										100
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues												4,064,266